Document and Entity Information	Oct. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Registrant CIK	0000031266
SEC Form	497
Period end date	Oct. 31, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022
Amendment Flag	false